Consolidated statements of operations (Parenthetical) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based compensation		€ 16,000	€ 53,700	€ 14,100
Amortization of intangible assets	[1]	3,220	13,857	30,030
Cost of revenue
Share-based compensation		115	737	238
General and administrative expenses from related party		50	0	0
Selling and marketing
Share-based compensation		3,514	10,913	3,360
General and administrative expenses from related party		2	0	0
Technology and content, net of capitalized internal-use software and website development costs
Share-based compensation		3,614	15,816	4,545
General and administrative expenses from related party		361	0	0
General and administrative
Share-based compensation		8,782	26,256	5,986
Amortization of intangible assets		408	0	0
General and administrative expenses from related party		742	5,128	3,015
Acquired technology
Amortization of intangible assets		59	3,750	19,927
Internal use software and website development costs
Amortization of intangible assets		€ 1,742	€ 1,410	€ 475

[1]	Year ended December 31, 201520162017Acquired technology included in amortization of intangible assets19,9273,75059Internal use software and website development costs included in technology and content4751,4101,742Internal use software included in general and administrative ——408